SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Disclosure of cash and cash equivalents) (Details) - CAD ($)	Mar. 31, 2024	Dec. 22, 2023	Mar. 31, 2023
Supplemental Cash Flow Information [Abstract]
Cash in bank	$ 521,420		$ 157,317
Cashable guaranteed investment certificate, variable rate, maturing January 2025	3,000,000		10,000,000
Cashable guaranteed investment certificate, variable rate, redeemed December 2023	0	$ 200,000	200,000
Total cash and cash equivalents	$ 3,521,420		$ 10,357,317